Shareholders' Equity	12 Months Ended
Mar. 31, 2011
Shareholders' Equity
Shareholders' Equity

17. Shareholders' equity:

Changes in shares of common stock outstanding are shown below:

	Shares
	Year ended March 31,
	2009	2010	2011
Number of shares outstanding at beginning of year	1,906,885,059	2,604,779,843	3,669,044,614
New issue	695,172,900	800,000,000	—
Conversion of convertible bonds	—	258,040,481	—

Common stock held in treasury:
Repurchases of common stock	(74,263)	(26,857)	(75,030,934)
Sales of common stock	32,162	6,328	2,409
Common stock issued to employees	2,801,200	6,122,900	6,870,600
Other net change in treasury stock	(37,215)	121,919	243

Number of shares outstanding at end of year	2,604,779,843	3,669,044,614	3,600,886,932

The amount available for dividends and acquisition of treasury stock is subject to the restrictions under the Companies Act of Japan. Additional paid-in capital and retained earnings include amounts which the Companies Act of Japan prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2009, 2010 and 2011, the amounts available for distributions were ¥537,260 million, ¥546,483 million and ¥480,471 million ($5,806 million), respectively. These amounts are based on the amounts recorded in the Company's unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in the accompanying consolidated financial statements but not recorded in the Company's unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act of Japan.

Retained earnings include Nomura's share of investee undistributed earnings which have been accounted for based on the equity method, and those Nomura's share of investee undistributed earnings amounted to ¥66,916 million, ¥72,405 million and ¥77,145 million ($932 million) as of March 31, 2009, 2010 and 2011, respectively.

Dividends on common stock per share were ¥25.5 for the year ended March 31, 2009, ¥8 for the year ended March 31, 2010 and ¥8 ($0.10) for the year ended March 31, 2011.

On July 30, 2010, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 75,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50 billion and (c) the share buyback will run from August 9, 2010 to September 17, 2010. Under this repurchase program, the Company repurchased 75,000,000 shares of common stock at a cost of ¥37,362 million.

The change in common stock held in treasury includes the change in shares issued to employees under stock-based compensation plans, shares sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or shares acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2009, 2010, and 2011, 1,185,072 shares, or ¥2,348 million, 1,063,153 shares, or ¥2,189 million, and 1,062,910 shares, or ¥2,189 million ($26 million), held by affiliated companies, respectively.

Nomura issued 661,572,900 shares and 33,600,000 shares through a public offering and third-party allotment, respectively in March, 2009. In addition, Nomura issued 766,000,000 shares and 34,000,000 shares through a public offering and third-party allotment, respectively in October, 2009.